DEBT AND MORTGAGE-BACKED SECURITIES	12 Months Ended
Sep. 30, 2014
DEBT AND MORTGAGE-BACKED SECURITIES
DEBT AND MORTGAGE-BACKED SECURITIES

3.DEBT AND MORTGAGE-BACKED SECURITIES

The amortized cost and estimated fair value of debt and mortgage-backed securities held to maturity and available for sale at September 30, 2014 and 2013 are summarized as follows:

	September 30, 2014
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
HELD TO MATURITY:

Debt obligations of U.S. Treasury	$5,004,751	$3,061	$—	$5,007,812
Debt obligations of government-sponsored entities	20,078,936	2,107	(14,267)	20,066,776
Mortgage-backed securities:
Ginnie Mae	44,619	1,274	(1)	45,892
Fannie Mae	3,219,744	152,428	—	3,372,172
Collateralized mortgage obligations:
Freddie Mac	3,619	31	—	3,650

Total held to maturity	$28,351,669	$158,901	$(14,268)	$28,496,302

Weighted average yield at end of year	0.58%

AVAILABLE FOR SALE:
Debt obligations of government-sponsored entities	$12,943,684	$1,428	$(47,554)	$12,897,558
Mortgage-backed securities:
Ginnie Mae	178,197	3,851	—	182,048
Total available for sale	$13,121,881	$5,279	$(47,554)	$13,079,606

Weighted average yield at end of year	0.63%

	September 30, 2013
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
HELD TO MATURITY:
Mortgage-backed securities:
Ginnie Mae	$63,961	$2,250	$—	$66,211
Fannie Mae	4,225,929	240,972	—	4,466,901
Collateralized mortgage obligations:
Freddie Mac	4,206	41	—	4,247

Total held to maturity	$4,294,096	$243,263	$—	$4,537,359

Weighted average yield at end of year	3.72%

AVAILABLE FOR SALE:
Debt obligations of U.S. Treasury	$9,038,947	$3,240	$—	$9,042,187
Debt obligations of government-sponsored entities	29,698,954	5,059	(55,302)	29,648,711
Mortgage-backed securities:
Ginnie Mae	220,126	5,809	—	225,935
Total available for sale	$38,958,027	$14,108	$(55,302)	$38,916,833

Weighted average yield at end of year	0.32%

The following summary displays the length of time debt and mortgage-backed securities were in a continuous unrealized loss position as of September 30, 2014 and 2013.  Based on the existing facts and circumstances, the Company determined that no other-than-temporary impairment exists.  In addition, the Company has no intent to sell any securities in unrealized loss positions prior to their recovery and it is not more-likely-than-not that the Company would be required to sell such securities.  Further, the Company believes the deterioration in value is attributable to changes in market interest rates and not the credit quality of the issuer.

	September 30, 2014
	Less than 12 months		12 months or more		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses

Held to Maturity:
Debt obligations of government-sponsored entities	$15,064,137	$14,267	$—	$—	$15,064,137	$14,267
Mortgage-backed securities
Ginnie Mae	2,658	1	—	—	2,658	1
Available for Sale:
Debt obligations of government-sponsored entities	4,999,806	14,362	2,891,808	33,192	7,891,614	47,554

Total	$20,066,601	$28,630	$2,891,808	$33,192	$22,958,409	$61,822

September 30, 2013
	Less than 12 months		12 months or more		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses

Available for Sale:
Debt obligations of government-sponsored entities	$19,203,205	$55,302	$—	$—	$19,203,205	$55,302

Debt and mortgage-backed securities with carrying values totaling approximately $35.2 million and $42.7 million at September 30, 2014 and 2013, respectively, were pledged to secure deposits of public entities, trust funds and retail repurchase agreements, and for other purposes as required by law.

The amortized cost and fair values of held-to-maturity and available-for-sale debt and mortgage-backed securities at September 30, 2014, by contractual maturity, are shown below.

	Held to Maturity		Available for Sale
	Amortized	Fair	Amortized	Fair
	Cost	Value	Cost	Value
Term to maturity:
One year or less	$15,004,828	$15,009,426	$—	$—
Over one through five years	10,123,481	10,111,056	12,943,684	12,897,558
Over five through ten years	141,104	142,580	78,089	81,940
Over ten years	3,082,256	3,233,240	100,108	100,108
Tota1	$28,351,669	$28,496,302	$13,121,881	$13,079,606

Actual maturities of mortgage-backed securities may differ from scheduled maturities depending on the repayment characteristics and experience of the underlying financial instruments.

There were no proceeds from sales of available-for-sale securities during the years ended September 30, 2014, 2013 and 2012.